Stock Option Estimation under Black-Scholes Model (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annualized volatility	34.74%	34.74%
Range of risk-free interest rates	1.62%	1.62%
Expected term of options in years	5 years 10 months 2 days	5 years 10 months 2 days
Stock Options | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annualized volatility	38.42%	38.42%
Range of risk-free interest rates	3.19%	3.19%
Expected term of options in years	6 years 6 months 2 days	6 years 6 months 2 days
Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend rate	0.00%
Annualized volatility	39.00%
Expected term of options in years	5 years
Warrant | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of risk-free interest rates	1.20%
Warrant | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Range of risk-free interest rates	0.73%